Financial Instruments by Category - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 ARS ($)	Dec. 31, 2017 ARS ($)	Sep. 21, 2016 USD ($)	Jul. 13, 2016 USD ($)	Dec. 31, 2015 ARS ($)
BONAR Two Thousand Twenty US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Bonds interest rate	8.00%
Bonds maturity year	2020
Face value			$ 12	$ 630
BONAR Two Thousand Twenty US Dollar [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Selling percentage of aggregate amount	3.00%
Accrued balance percentage	12.00%
Level 3 [member] | Estimated Fair Value of Loans [member]
Disclosure of detailed information about financial instruments [line items]
Other remaining financial loans	$ 157,133	$ 200,264			$ 106,336